Regulatory Matters	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory Matters
Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can result in regulatory action. The final rules implementing Basel Committee on Banking Supervision's capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019. Under the Basel III rules, the Company must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The capital conservation buffer is being phased in from 0.0% for 2015 to 2.50% by 2019. The capital conservation buffer for 2016 was 0.625%. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes as of December 31, 2016, the Company and Bank met all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2016 and 2015, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution's category.
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016	(Amounts in thousands except ratios)
Total Risk Based Capital	$154,018	18.33%	$72,470	8.625%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$143,453	17.07%	$55,666	6.625%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$110,453	13.15%	$43,062	5.125%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$143,453	15.25%	$37,618	4.000%	N/A	N/A
(to Average Assets)
As of December 31, 2015
Total Risk Based Capital	$135,258	17.24%	$62,777	8.0%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	15.98%	$31,389	6.0%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$92,371	11.77%	$31,389	4.5%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	14.69%	$34,133	4.0%	N/A	N/A
(to Average Assets)
Parke Bank
As of December 31, 2016
Total Risk Based Capital	$150,636	17.93%	$72,470	8.625%	$84,023	10.0%
(to Risk Weighted Assets)
Tier 1 Capital	$140,070	16.67%	$55,665	6.625%	$67,218	8.0%
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$140,070	16.67%	$43,062	5.125%	$54,615	6.5%
(to Risk Weighted Assets)
Tier 1 Capital	$140,070	15.29%	$36,654	4.000%	$45,818	5.0%
(to Average Assets)
As of December 31, 2015
Total Risk Based Capital	$134,415	17.13%	$62,777	8.0%	$78,471	10.0%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	15.87%	$31,388	4.0%	$62,777	8.0%
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$124,528	15.87%	$31,388	4.5%	$51,006	6.5%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	14.59%	$34,133	4.0%	$42,666	5.0%
(to Average Assets)